Document and Entity Information	Oct. 07, 2024
Prospectus:
Document Type	497
Document Period End Date	Aug. 14, 2024
Entity Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 04, 2024
Document Effective Date	Oct. 07, 2024
Prospectus Date	Oct. 07, 2024
Tradr 1.75X Long NVDA Weekly ETF | Tradr 1.75X Long NVDA Weekly ETF
Prospectus:
Trading Symbol	NVDW